RELATED PARTY TRANSACTIONS - Transactions with Wild Streak and Spin Vendors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Gain on remeasurement of deferred consideration	€ (804)
Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Salaries and subcontractors	1,326	€ 331
Share based compensation	62
Gain on remeasurement of deferred consideration	(804)
Interest and financing fees	316
Total	€ 900	€ 331